Capital commitments and contingent liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Capital commitments and contingent liabilities.
Commitments to purchase property, plant and equipment	$ 128.3	$ 162.9